Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated depreciation	$ 551,620	$ 443,694	$ 328,796
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock authorized	5,000,000	5,000,000	5,000,000
Preferred stock outstanding	0	0	0
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Common stock authorized	200,000,000	200,000,000	200,000,000
Common stock issued	49,455,841	49,455,841	49,455,841
Common stock outstanding	49,455,841	49,455,841	49,455,841